Commitments and Contingencies (Details) (USD $)	9 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 28, 2014 item	Oct. 29, 2013	Dec. 31, 2008	Dec. 20, 2013	Dec. 17, 2013	Oct. 30, 2014 item	May 31, 2014	Mar. 09, 2012	Feb. 27, 2014 item
Spectrum Investments
Accelerated period to meet Final Build-Out Requirement on failure to meet Interim Build-Out Requirement		1 year
Dividend paid to DOC	$ 650,000,000		$ 907,230,000	$ 3,500,000,000
Dish Network
Spectrum Investments
Payment to acquire certain 700 MHz wireless licenses							712,000,000
700 MHz Interim Build-Out Requirement (as a percent)	35.00%	35.00%
700 MHz Final Build-Out Requirement (as a percent)	70.00%	70.00%
Modified 700 MHz Interim Build-Out Requirement (as a percent)						40.00%
Modified 700 MHz Final Build-Out Requirement (as a percent)						70.00%
Accelerated period to meet Modified 700 MHz Build-Out Requirement on failure to meet Modified 700 MHz Interim Build-Out Requirement	1 year					1 year
Number of wireless spectrum licenses					176
Dividend paid to DOC					650,000,000
Dish Network | Subsequent event
Spectrum Investments
Dividend paid to DOC		650,000,000
Dish Network | Wireless Spectrum
Spectrum Investments
Accelerated period to meet Final Build-Out Requirement on failure to meet Interim Build-Out Requirement	1 year
Extension term of AWS-4 Final Build-Out Requirement						1 year		1 year
Number of wireless spectrum licenses													176
Aggregate bid price													1,564,000,000
Payment to meet H Block auction requirements									328,000,000
Remaining balance amount due of H Block spectrum licenses									1,236,000,000
H Block Interim Build-Out Requirement (as a percent)	40.00%	40.00%
H Block Final Build-Out Requirement (as a percent)	75.00%	75.00%
Accelerated period to meet Build-Out Requirement on failure	2 years	2 years
Dish Network | Wireless Spectrum | Subsequent event
Spectrum Investments
Aggregate bid price													1,564,000,000
Number of other applicants qualified to participate in the AWS-3 auction										69
Aggregate reserve price for licenses in the 1695-1710 MHz band										580,000,000
Aggregate reserve price for paired licenses in the 1755-1780/2155-2180 MHz bands										10,066,000,000
Dish Network | Wireless Spectrum | UTAM, Inc.
Spectrum Investments
Payment for clearance costs associated with the lower H Block spectrum		13,000,000									13,000,000
Dish Network | Wireless Spectrum | Sprint
Spectrum Investments
Payment for clearance costs associated with the upper H Block spectrum		95,000,000									95,000,000
Dish Network | DBSD North America and TerreStar Transactions | Wireless Spectrum
Spectrum Investments
Purchase price												$ 2,860,000,000
AWS-4 Interim Build-Out Requirement (as a percent)	40.00%	40.00%
AWS-4 Final Build-Out Requirement (as a percent)	70.00%	70.00%